UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

Investment Portfolio - Columbia Concentrated Large Cap Value Strategy Fund

July 31, 2012 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks-96.9%
Consumer Discretionary-8.4%
Multiline Retail-3.2%
Nordstrom, Inc.	1,700	92,038

Specialty Retail-5.2%
Gap, Inc. (The)	2,476	73,017
Lowe’s Cos., Inc.	3,100	78,647
Total Specialty Retail		151,664
Total Consumer Discretionary		243,702

Consumer Staples-15.7%
Food & Staples Retailing-2.6%
Costco Wholesale Corp.	800	76,944

Food Products-5.6%
General Mills, Inc.	2,200	85,140
Tyson Foods, Inc. Class A	5,200	78,052
Total Food Products		163,192

Tobacco-7.5%
Altria Group, Inc.	3,160	113,665
Philip Morris International, Inc.	1,150	105,156
Total Tobacco		218,821
Total Consumer Staples		458,957

Energy-16.0%
Oil, Gas & Consumable Fuels-16.0%
Anadarko Petroleum Corp.	1,500	104,160
Chevron Corp.	414	45,366
ConocoPhillips	1,150	62,606
Marathon Oil Corp.	1,600	42,352
Marathon Petroleum Corp.	800	37,840
Valero Energy Corp.	3,200	88,000
Williams Cos., Inc. (The)	2,700	85,833
Total Oil, Gas & Consumable Fuels		466,157
Total Energy		466,157

Financials-24.5%
Capital Markets-1.7%
Morgan Stanley	3,647	49,818

Commercial Banks-8.8%
U.S. Bancorp	3,500	117,250
Wells Fargo & Co.	4,111	138,993
Total Commercial Banks		256,243

Diversified Financial Services-7.3%
Bank of America Corp.	8,661	63,572
Citigroup, Inc.	2,400	65,112
JPMorgan Chase & Co.	2,350	84,600
Total Diversified Financial Services		213,284

Insurance-6.7%
MetLife, Inc.	1,959	60,278
Prudential Financial, Inc.	1,360	65,661
Unum Group	3,600	68,004
Total Insurance		193,943
Total Financials		713,288

Health Care-9.0%
Health Care Equipment & Supplies-2.9%
Baxter International, Inc.	1,450	84,840

Health Care Providers & Services-2.3%
Humana, Inc.	1,100	67,760

Pharmaceuticals-3.8%
Bristol-Myers Squibb Co.	3,100	110,360
Total Health Care		262,960

Industrials-13.8%
Aerospace & Defense-7.6%
General Dynamics Corp.	1,100	69,784
Honeywell International, Inc.	1,350	78,368
United Technologies Corp.	1,000	74,440
Total Aerospace & Defense		222,592

Road & Rail-6.2%
CSX Corp.	3,000	68,820
Union Pacific Corp.	900	110,349
Total Road & Rail		179,169
Total Industrials		401,761

Information Technology-1.4%
Communications Equipment-1.4%
Juniper Networks, Inc.*	2,300	40,319
Total Information Technology		40,319

Materials-5.4%
Chemicals-5.4%
E.I. du Pont de Nemours & Co.	1,500	74,550
Praxair, Inc.	800	83,008
Total Chemicals		157,558
Total Materials		157,558

Utilities-2.7%
Independent Power Producers & Energy Traders-2.7%
AES Corp. (The)*	6,600	79,596
Total Utilities		79,596
Total Common Stocks (Cost $2,964,502)		2,824,298

Issuer	Shares	Value ($)

Short Term Investment-3.4%
Money Market Fund-3.4%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $99,207)	99,207	99,207
Total Investments-100.3% (Cost $3,063,709)		2,923,505
Liabilities in Excess of Other Assets-(0.3)%		(8,814)
Net Assets-100.0%		2,914,691

*         Non-income producing security.

†         Represents average annualized seven-day yield as of July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Valuation	Columbia Concentrated Large Cap Value Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,824,298	$—	$—	$2,824,298
Money Market Fund	99,207	—	—	99,207
Total	$2,923,505	$—	$—	$2,923,505

*         Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio - Columbia Growth Equity Strategy Fund

July 31, 2012 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks-97.8%
Consumer Discretionary-15.6%
Automobiles-0.3%
Ford Motor Co.	417	3,853

Distributors-0.9%
LKQ Corp.*	360	12,719

Hotels, Restaurants & Leisure-3.6%
Las Vegas Sands Corp.	537	19,557
McDonald’s Corp.	101	9,025
Starbucks Corp.	331	14,988
Starwood Hotels & Resorts Worldwide, Inc.	104	5,632
Yum! Brands, Inc.	74	4,798
Total Hotels, Restaurants & Leisure		54,000

Internet & Catalog Retail-3.3%
Amazon.com, Inc.*	132	30,795
Expedia, Inc.	310	17,667
Total Internet & Catalog Retail		48,462

Media-4.0%
Comcast Corp. Class A	820	26,691
Discovery Communications, Inc. Class A*	190	9,620
DISH Network Corp. Class A	745	22,916
Total Media		59,227

Multiline Retail-1.2%
Macy’s, Inc.	489	17,526

Specialty Retail-2.3%
Home Depot, Inc. (The)	658	34,334
Total Consumer Discretionary		230,121

Consumer Staples-10.8%
Beverages-1.3%
Anheuser-Busch InBev NV (a)	242	19,171

Food & Staples Retailing-6.2%
CVS Caremark Corp.	620	28,055
Costco Wholesale Corp.	240	23,083
Wal-Mart Stores, Inc.	540	40,192
Total Food & Staples Retailing		91,330

Food Products-1.2%
Kraft Foods, Inc. Class A	470	18,664

Tobacco-2.1%
Lorillard, Inc.	160	20,582
Philip Morris International, Inc.	115	10,516
Total Tobacco		31,098
Total Consumer Staples		160,263

Energy-7.5%
Energy Equipment & Services-3.3%
Halliburton Co.	797	26,405
National Oilwell Varco, Inc.	220	15,906
Schlumberger Ltd.	92	6,556
Total Energy Equipment & Services		48,867

Oil, Gas & Consumable Fuels-4.2%
Continental Resources, Inc.*	150	9,598
EQT Corp.	146	8,234
Exxon Mobil Corp.	196	17,023
Pioneer Natural Resources Co.	310	27,475
Total Oil, Gas & Consumable Fuels		62,330
Total Energy		111,197

Financials-3.5%
Capital Markets-0.7%
BlackRock, Inc.	33	5,618
Charles Schwab Corp. (The)	409	5,166
Total Capital Markets		10,784

Commercial Banks-0.9%
Fifth Third Bancorp	977	13,502

Diversified Financial Services-1.2%
IntercontinentalExchange, Inc.*	131	17,190

Real Estate Investment Trusts-0.7%
Apartment Investment & Management Co. Class A	99	2,716
Digital Realty Trust, Inc.	89	6,948
Total Real Estate Investment Trusts		9,664
Total Financials		51,140

Health Care-14.7%
Biotechnology-4.9%
Amgen, Inc.	280	23,128
Biogen Idec, Inc.*	188	27,416
Onyx Pharmaceuticals, Inc.*	39	2,924
Regeneron Pharmaceuticals, Inc.*	70	9,425
Vertex Pharmaceuticals, Inc.*	192	9,314
Total Biotechnology		72,207

Health Care Equipment & Supplies-2.6%
Edwards Lifesciences Corp.*	290	29,348
Medtronic, Inc.	225	8,869
Total Health Care Equipment & Supplies		38,217

Health Care Providers & Services-2.0%
Express Scripts Holding Co.*	507	29,376

Pharmaceuticals-5.2%
Abbott Laboratories	203	13,461
Allergan, Inc.	197	16,168
Johnson & Johnson	386	26,719
Watson Pharmaceuticals, Inc.*	270	21,014
Total Pharmaceuticals		77,362
Total Health Care		217,162

Issuer	Shares	Value ($)

Common Stocks (continued)
Industrials-11.4%
Air Freight & Logistics-0.5%
FedEx Corp.	84	7,585

Construction & Engineering-0.8%
KBR, Inc.	425	11,152

Electrical Equipment-2.4%
Cooper Industries PLC	125	8,985
Rockwell Automation, Inc.	385	25,934
Total Electrical Equipment		34,919

Industrial Conglomerates-3.1%
General Electric Co.	880	18,260
Tyco International Ltd.	506	27,800
Total Industrial Conglomerates		46,060

Machinery-1.8%
Caterpillar, Inc.	77	6,484
Pall Corp.	372	19,868
Total Machinery		26,352

Professional Services-0.6%
Verisk Analytics, Inc. Class A*	190	9,548

Road & Rail-2.2%
J.B. Hunt Transport Services, Inc.	229	12,600
Kansas City Southern	271	19,729
Total Road & Rail		32,329
Total Industrials		167,945

Information Technology-31.2%
Communications Equipment-3.9%
Cisco Systems, Inc.	364	5,806
QUALCOMM, Inc.	876	52,280
Total Communications Equipment		58,086

Computers & Peripherals-11.0%
Apple, Inc.*	181	110,547
EMC Corp.*	1,299	34,047
NCR Corp.*	785	18,306
Total Computers & Peripherals		162,900

Internet Software & Services-6.2%
eBay, Inc.*	649	28,751
Google, Inc. Class A*	81	51,271
LinkedIn Corp. Class A*	110	11,291
Total Internet Software & Services		91,313

IT Services-4.8%
Accenture PLC Class A	485	29,245
Alliance Data Systems Corp.*	101	13,130
International Business Machines Corp.	69	13,523
Teradata Corp.*	230	15,553
Total IT Services		71,451

Semiconductors & Semiconductor Equipment-3.0%
Avago Technologies Ltd.	730	27,010
Skyworks Solutions, Inc.*	330	9,547
Xilinx, Inc.	250	8,100
Total Semiconductors & Semiconductor Equipment		44,657

Software-2.3%
Check Point Software Technologies Ltd.*	172	8,354
Citrix Systems, Inc.*	189	13,736
Microsoft Corp.	375	11,051
Total Software		33,141
Total Information Technology		461,548

Materials-3.1%
Chemicals-3.1%
Lyondellbasell Industries NV Class A	317	14,116
Monsanto Co.	210	17,980
PPG Industries, Inc.	125	13,683
Total Chemicals		45,779
Total Materials		45,779
Total Common Stocks (Cost $1,292,722)		1,445,155

Short Term Investment-3.3%
Money Market Fund-3.3%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $49,656)	49,656	49,656
Total Investments-101.1% (Cost $1,342,378)		1,494,811
Liabilities in Excess of Other Assets-(1.1)%		(16,537)
Net Assets-100.0%		1,478,274

*      Non-income producing security.

(a)   American Depositary Receipts.

†      Represents average annualized seven-day yield as of July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Valuation	Columbia Growth Equity Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,445,155	$—	$—	$1,445,155
Money Market Fund	49,656	—	—	49,656
Total	$1,494,811	$—	$—	$1,494,811

*      Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio - Columbia Large-Cap Growth Equity Strategy Fund

July 31, 2012 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks-97.7%
Consumer Discretionary-23.5%
Automobiles-0.2%
Ford Motor Co.	1,975	18,249

Hotels, Restaurants & Leisure-8.1%
Chipotle Mexican Grill, Inc.*	368	107,577
Las Vegas Sands Corp.	5,121	186,507
McDonald’s Corp.	481	42,982
Starwood Hotels & Resorts Worldwide, Inc.	494	26,750
Yum! Brands, Inc.	3,200	207,488
Total Hotels, Restaurants & Leisure		571,304

Internet & Catalog Retail-7.0%
Amazon.com, Inc.*	1,160	270,628
Priceline.com, Inc.*	339	224,330
Total Internet & Catalog Retail		494,958

Specialty Retail-0.7%
Home Depot, Inc. (The)	910	47,484

Textiles, Apparel & Luxury Goods-7.5%
Fossil, Inc.*	1,880	134,777
Lululemon Athletica, Inc.*	2,904	164,018
Michael Kors Holdings Ltd.*	5,586	230,646
Total Textiles, Apparel & Luxury Goods		529,441
Total Consumer Discretionary		1,661,436

Consumer Staples-3.8%
Food & Staples Retailing-0.7%
Costco Wholesale Corp.	490	47,128

Personal Products-2.4%
Estee Lauder Cos., Inc. (The) Class A	3,312	173,483

Tobacco-0.7%
Philip Morris International, Inc.	547	50,018
Total Consumer Staples		270,629

Energy-7.5%
Energy Equipment & Services-3.2%
FMC Technologies, Inc.*	4,257	192,076
Schlumberger Ltd.	438	31,212
Total Energy Equipment & Services		223,288

Oil, Gas & Consumable Fuels-4.3%
EOG Resources, Inc.	1,915	187,689
EQT Corp.	695	39,198
Exxon Mobil Corp.	932	80,944
Total Oil, Gas & Consumable Fuels		307,831
Total Energy		531,119

Financials-5.3%
Capital Markets-3.2%
Charles Schwab Corp. (The)	1,944	24,553
Franklin Resources, Inc.	1,729	198,748
Total Capital Markets		223,301

Diversified Financial Services-1.9%
IntercontinentalExchange, Inc.*	1,014	133,057

Real Estate Investment Trusts-0.2%
Apartment Investment & Management Co. Class A	471	12,920
Total Financials		369,278

Health Care-19.6%
Biotechnology-8.3%
Alexion Pharmaceuticals, Inc.*	1,769	185,480
Biogen Idec, Inc.*	1,512	220,495
Celgene Corp.*	2,670	182,788
Total Biotechnology		588,763

Health Care Equipment & Supplies-2.5%
Edwards Lifesciences Corp.*	1,331	134,697
Medtronic, Inc.	1,070	42,179
Total Health Care Equipment & Supplies		176,876

Health Care Providers & Services-2.4%
Express Scripts Holding Co.*	471	27,290
McKesson Corp.	1,530	138,817
Total Health Care Providers & Services		166,107

Pharmaceuticals-6.4%
Abbott Laboratories	966	64,055
Allergan, Inc.	1,931	158,477
Novo Nordisk A/S (a)	1,498	231,501
Total Pharmaceuticals		454,033
Total Health Care		1,385,779

Industrials-4.5%
Aerospace & Defense-2.4%
Precision Castparts Corp.	1,109	172,516

Air Freight & Logistics-0.5%
FedEx Corp.	399	36,030

Electrical Equipment-0.6%
Cooper Industries PLC	595	42,769

Machinery-1.0%
Caterpillar, Inc.	367	30,905
Pall Corp.	685	36,586
Total Machinery		67,491
Total Industrials		318,806

Issuer	Shares	Value ($)
Common Stocks (continued)
Information Technology-33.5%
Communications Equipment-6.5%
Cisco Systems, Inc.	1,734	27,658
F5 Networks, Inc.*	1,992	186,013
QUALCOMM, Inc.	4,078	243,375
Total Communications Equipment		457,046

Computers & Peripherals-4.5%
Apple, Inc.*	166	101,386
EMC Corp.*	8,391	219,928
Total Computers & Peripherals		321,314

Internet Software & Services-10.6%
Baidu, Inc. (a)*	2,306	277,919
Google, Inc. Class A*	429	271,544
LinkedIn Corp. Class A*	1,920	197,088
Total Internet Software & Services		746,551

IT Services-7.3%
Cognizant Technology Solutions Corp. Class A*	3,672	208,460
International Business Machines Corp.	328	64,281
Visa, Inc. Class A	1,860	240,070
Total IT Services		512,811

Semiconductors & Semiconductor Equipment-0.5%
Xilinx, Inc.	1,191	38,588

Software-4.1%
Microsoft Corp.	1,785	52,604
Salesforce.com, Inc.*	1,925	239,393
Total Software		291,997
Total Information Technology		2,368,307

Total Common Stocks (Cost $6,421,741)		6,905,354

Short Term Investment-2.4%
Money Market Fund-2.4%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $170,852)	170,852	170,852
Total Investments-100.1% (Cost $6,592,593)		7,076,206
Liabilities in Excess of Other Assets-(0.1)%		(9,608)
Net Assets-100.0%		7,066,598

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Valuation	Columbia Large-Cap Growth Equity Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,905,354	$—	$—	$6,905,354
Money Market Fund	170,852	—	—	170,852
Total	$7,076,206	$—	$—	$7,076,206

*	Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio - Columbia Intermediate Municipal Bond Strategy Fund

July 31, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds - 95.5%
Alaska - 5.7%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds
5.000%, 04/01/19	100,000	121,861
Alaska International Airports System Series B Revenue Bonds
5.000%, 10/01/14	100,000	108,930
North Slope Borough of Alaska Series A
5.000%, 06/30/15	100,000	112,733
5.000%, 06/30/17	100,000	119,574
Total Alaska		463,098

Arizona - 3.2%
City of Scottsdale
5.000%, 07/01/24	210,000	261,893

California - 12.3%
California Health Facilities Financing Authority Revenue Scripps Health Series A Revenue Bonds
5.000%, 11/15/24	200,000	239,926
California State Economic Recovery Series A
5.000%, 07/01/22	100,000	114,856
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation Revenue Bonds
5.000%, 06/01/20	200,000	237,838
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds
5.000%, 05/15/24	150,000	179,535
State of California
5.000%, 02/01/27	200,000	233,338
Total California		1,005,493

Colorado - 2.8%
Colorado Department of Transportation Series B Revenue Bonds
5.500%, 06/15/15	100,000	114,253
Denver Colorado City & County Airport Revenue System Series A Revenue Bonds
5.000%, 11/15/23	100,000	114,144
Total Colorado		228,397

Connecticut - 2.2%
City of New Haven
5.000%, 11/01/18	150,000	177,208

Florida - 6.7%
Citizens Property Insurance Corp. Revenue Bonds
5.500%, 06/01/17	150,000	173,506
Orange County School Board Series B
5.000%, 08/01/26	100,000	117,955
Orlando Utilities Commission Utility System Revenue Series B Revenue Bonds
5.000%, 10/01/23	100,000	120,434
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group Revenue Bonds
5.000%, 08/15/14	125,000	135,729
Total Florida		547,624

Hawaii - 1.4%
State of Hawaii
5.000%, 11/01/16	100,000	118,357

Illinois - 4.3%
City of Chicago Waterworks Revenue Revenue Bonds
5.000%, 11/01/25	200,000	241,876
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds
5.500%, 08/15/24	100,000	110,603
Total Illinois		352,479

Indiana - 2.0%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B Revenue Bonds
5.000%, 02/15/16	100,000	114,864
IPS Multi-School Building Corp Indiana First Mortgage Revenue Bonds
5.250%, 01/15/17	50,000	52,398
Total Indiana		167,262

Iowa - 1.3%
Iowa Student Loan Liquidity Corp. Series A-1 Revenue Bonds
3.875%, 12/01/16	100,000	107,378

Kansas - 0.8%
Wyandotte County-Kansas City Unified Government Capital Appreciation Sales Tax Subordinated Lien Series B Revenue Bonds
Zero Coupon, 06/01/21	100,000	67,589

Maryland - 5.0%
County of Howard
5.000%, 02/15/21	150,000	179,463
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital Series A Revenue Bonds
5.000%, 07/01/21	200,000	232,872
Total Maryland		412,335

Massachusetts - 1.4%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B Revenue Bonds
4.750%, 09/01/23	100,000	115,138

Michigan - 2.8%
Michigan Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds
5.000%, 10/01/24	200,000	232,734

Missouri - 2.3%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A Revenue Bonds
5.000%, 01/01/16	165,000	186,400

Issuer	Principal Amount ($)	Value ($)
Nevada - 2.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax Revenue Bonds
5.000%, 07/01/19	135,000	164,495

New Jersey - 5.3%
New Jersey Economic Development Authority Revenue School Facilities Construction Series EE Revenue Bonds
5.000%, 09/01/23	165,000	196,446
New Jersey Transportation Trust Fund Authority Transportation System Series A Revenue Bonds
5.500%, 12/15/15	100,000	115,295
New Jersey Transportation Trust Fund Authority Transportation System Series B Revenue Bonds
5.500%, 12/15/19	100,000	125,396
Total New Jersey		437,137

New Mexico - 1.5%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C Revenue Bonds
5.250%, 06/15/18	100,000	119,382

New York - 8.3%
Metropolitan Transportation Authority Revenue Series E Revenue Bonds
5.000%, 11/15/28	100,000	117,588
Metropolitan Transportation Authority Revenue Transporation System Series B Revenue Bonds
5.000%, 11/15/20	175,000	212,721
New York City General Obligation Series C
5.000%, 08/01/15	100,000	113,063
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds
5.000%, 03/15/18	100,000	121,095
New York State Thruway Authority Series H Revenue Bonds
5.000%, 01/01/22	100,000	116,556
Total New York		681,023

North Carolina - 2.1%
Charlotte, North Carolina Airport Revenue Series B Revenue Bonds
5.000%, 07/01/16	150,000	173,552

Ohio - 2.7%
American Municipal Power, Inc. Revenue Praire State Energy Campus PJ Series A Revenue Bonds
5.000%, 02/15/31	200,000	219,094

Oklahoma - 1.4%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds
5.000%, 01/01/23	100,000	118,611

Oregon - 1.8%
City of Salem
5.000%, 06/01/16	125,000	146,003

Texas - 7.9%
Dallas/Fort Worth International Airport Series B Revenue Bonds
5.000%, 11/01/28	100,000	114,046
Harris Country, Texas Series C Revenue Bonds
5.000%, 08/15/22	100,000	120,217
Leander Independent School District
5.250%, 08/15/17	100,000	121,729
Lower Colorado River Authority Texas Revenue Revenue Bonds
5.000%, 05/15/22	100,000	117,659
North Texas Tollway Authority Revenue Specials Projects System Series A Revenue Bonds
5.000%, 09/01/30	150,000	175,384
Total Texas		649,035

Washington - 6.9%
Energy Northwest Washington Electric Revenue Columbia Generating Series A Revenue Bonds
5.000%, 07/01/22	185,000	212,101
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds
5.000%, 07/01/22	75,000	93,882
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds
5.000%, 06/01/22	100,000	115,999
Port of Seattle Washington Revenue Authority Revenue Bonds
5.500%, 09/01/20	115,000	142,633
Total Washington		564,615

Wisconsin - 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Revenue Bonds
5.250%, 04/15/24	100,000	112,790
Total Municipal Bonds (Cost $7,344,590)		7,829,122

	Shares
Short Term Investment - 3.7%
Money Market Fund - 3.7%
Dreyfus Tax Exempt Cash Management Institutional Fund 0.00%† (Cost $307,221)	307,221	307,221
Total Investments-99.2% (Cost $7,651,811)		8,136,343
Other Assets in Excess of Liabilities-0.8%		65,086
Net Assets-100.0%		8,201,429

†  Represents average annualized seven-day yield as of July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Valuation	Columbia Intermediate Municipal Bond Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$7,829,122	$—	$7,829,122
Money Market Fund	307,221	—	—	307,221
Total	$307,221	$7,829,122	$—	$8,136,343

The Fund’s net assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

*    Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Investment Portfolio - Columbia Core Bond Strategy Fund

July 31, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
U.S. Government & Agency Obligations-44.3%
Federal National Mortgage Association-21.6%
2.375%, 07/28/15	100,000	105,841
3.000%, 08/15/27	50,000	52,711
3.500%, 01/25/24	62,735	65,292
3.500%, 08/15/27	75,000	79,711
3.500%, 09/15/42	75,000	79,383
4.000%, 03/01/26	49,276	52,758
4.000%, 08/15/27	25,000	26,738
4.000%, 06/25/37	9,331	9,582
4.000%, 03/01/41	89,819	96,430
4.000%, 09/15/42	50,000	53,523
4.500%, 02/01/22	21,039	22,910
4.500%, 08/15/27	25,000	26,906
4.500%, 08/01/39	134,074	145,416
4.500%, 03/01/41	69,244	75,253
5.000%, 03/01/24	5,573	6,033
5.000%, 08/15/27	25,000	27,052
5.000%, 10/01/39	58,405	63,643
5.500%, 04/01/38	60,054	65,904
6.000%, 09/01/39	50,338	55,647
6.500%, 09/01/38	38,092	43,454
Total Federal National Mortgage Association		1,154,187

Federal Home Loan Mortgage Corp.-11.5%
2.500%, 05/27/16	200,000	214,050
3.500%, 03/15/24	21,529	22,216
3.500%, 09/15/24	13,735	14,257
3.750%, 03/27/19	100,000	116,311
5.000%, 02/01/40	119,882	129,937
5.500%, 05/01/35	67,573	74,209
6.000%, 10/01/38	32,404	35,652
6.500%, 08/01/38	9,850	11,243
Total Federal Home Loan Mortgage Corp.		617,875

Government National Mortgage Association-11.2%
1.852%, 07/16/32	20,446	20,621
1.883%, 04/16/32	30,670	31,101
2.169%, 11/16/37	24,089	24,674
2.210%, 11/16/34	33,702	34,348
2.210%, 12/16/35	48,332	49,396
3.500%, 08/15/42	25,000	27,125
4.000%, 08/15/42	75,000	82,336
4.500%, 06/16/34	30,469	32,294
4.500%, 08/15/42	125,000	137,227
4.549%, 06/16/28	25,000	25,975
5.000%, 02/15/40	30,375	33,808
5.000%, 08/15/42	50,000	55,328
5.500%, 08/15/42	25,000	27,953
6.000%, 12/15/37	12,901	14,542
Total Government National Mortgage Association		596,728
Total U.S. Government & Agency Obligations (Cost $2,289,822)		2,368,790

Corporate Bonds-37.2%
Aerospace & Defense-0.7%
L-3 Communications Corp.
3.950%, 11/15/16	20,000	21,536
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,600
Total Aerospace & Defense		37,136

Banking-6.9%
American Express Credit Corp.
1.318%, 06/24/14‡	25,000	25,181
Bank of America Corp.
2.008%, 07/11/14‡	10,000	9,953
4.875%, 09/15/12	10,000	10,039
Bank of America NA
0.748%, 06/15/16‡	10,000	9,047
BNP Paribas SA
1.358%, 01/10/14‡	15,000	14,827
Citigroup, Inc.
1.906%, 01/13/14‡	25,000	25,011
4.500%, 01/14/22	10,000	10,519
6.125%, 11/21/17	40,000	45,687
Deutsche Bank AG
1.105%, 01/18/13‡	10,000	10,004
Fifth Third Bancorp
0.888%, 12/20/16‡	10,000	9,237
Goldman Sachs Group, Inc. (The)
1.439%, 02/07/14‡	20,000	19,807
5.250%, 07/27/21	10,000	10,526
6.000%, 06/15/20	30,000	33,140
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,494
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	27,328
6.400%, 05/15/38	10,000	13,065
Lloyds TSB Bank PLC
4.200%, 03/28/17	5,000	5,215
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	40,000	45,152
Morgan Stanley
4.750%, 04/01/14	15,000	15,343
4.750%, 03/22/17	10,000	10,146
Wells Fargo & Co.
1.250%, 02/13/15	10,000	10,035
Total Banking		370,756

Chemicals-0.8%
Dow Chemical Co.
8.550%, 05/15/19	30,000	40,743

Construction Machinery-0.9%
Caterpillar Financial Services Corp.
5.450%, 04/15/18	30,000	36,182
John Deere Capital Corp.
0.875%, 04/17/15	10,000	10,058
Total Construction Machinery		46,240

Issuer	Principal Amount ($)	Value ($)
Diversified Manufacturing-0.7%
Eaton Corp.
0.798%, 06/16/14‡	10,000	10,022
United Technologies Corp.
3.100%, 06/01/22	25,000	26,887
Total Diversified Manufacturing		36,909

Electric-2.9%
DTE Energy Co.
1.167%, 06/03/13‡	25,000	25,063
Entergy Corp.
3.625%, 09/15/15	10,000	10,369
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,728
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,176
FirstEnergy Solutions Corp.
6.050%, 08/15/21	10,000	11,148
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	16,840
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,554
Southern California Edison Co.
0.918%, 09/15/14‡	20,000	20,078
Southern Power Co.
4.875%, 07/15/15	30,000	32,966
Total Electric		155,922

Environmental-0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	34,631

Food and Beverage-1.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	36,766
Campbell Soup Co.
3.800%, 08/02/42	2,000	2,032
Kraft Foods, Inc.
1.333%, 07/10/13‡	25,000	25,140
Total Food and Beverage		63,938

Foreign Agencies-0.3%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,931

Gas Pipelines-1.8%
El Paso Corp.
6.500%, 09/15/20	20,000	22,419
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/01/21	10,000	10,908
Energy Transfer Partners LP
6.500%, 02/01/42	10,000	11,393
NiSource Finance Corp.
5.250%, 02/15/43	10,000	10,930
5.800%, 02/01/42	15,000	17,678
Transcanada Pipelines Ltd.
3.800%, 10/01/20	10,000	11,213
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	10,000	10,476
Total Gas Pipelines		95,017

Health Care-1.5%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	31,681
Boston Scientific Corp.
6.250%, 11/15/15	15,000	17,031
McKesson Corp.
3.250%, 03/01/16	30,000	32,349
Total Health Care		81,061

Independent Energy-0.9%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	23,990
EnCana Corp.
3.900%, 11/15/21	10,000	10,346
Nexen, Inc.
5.875%, 03/10/35	10,000	11,795
Total Independent Energy		46,131

Integrated Energy-0.4%
BP Capital Markets PLC
1.068%, 03/11/14‡	10,000	10,056
Shell International Finance BV
3.100%, 06/28/15	10,000	10,736
Total Integrated Energy		20,792

Life Insurance-1.7%
Hartford Financial Services Group, Inc.
5.375%, 03/15/17	25,000	26,985
MetLife, Inc.
6.400%, 12/15/36	40,000	41,779
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,379
6.625%, 06/21/40	5,000	6,000
Total Life Insurance		91,143

Media Cable-0.6%
Comcast Corp.
5.150%, 03/01/20	20,000	23,912
DirecTV Holdings LLC
2.400%, 03/15/17	8,000	8,213
Total Media Cable		32,125

Metals-1.0%
Alcoa, Inc.
6.750%, 07/15/18	5,000	5,680
ArcelorMittal
5.750%, 03/01/21	35,000	33,815
Rio Tinto Finance USA PLC
1.125%, 03/20/15	15,000	15,113
Total Metals		54,608

Non-Captive Consumer-0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	11,332

Issuer	Principal Amount ($)	Value ($)
Non-Captive Diversified-1.2%
General Electric Capital Corp.
2.150%, 01/09/15	10,000	10,254
2.300%, 04/27/17	10,000	10,223
4.375%, 09/16/20	40,000	44,209
Total Non-Captive Diversified		64,686

Oil Field Services-0.1%
Weatherford International Ltd.
6.000%, 03/15/18	5,000	5,743

Packaging-0.3%
Ball Corp.
7.125%, 09/01/16	15,000	16,294

Pharmaceuticals-1.1%
Johnson & Johnson
0.557%, 05/15/14‡	25,000	25,122
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	31,964
Total Pharmaceuticals		57,086

Property & Casualty-1.6%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	35,651
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,351
Liberty Mutual Group, Inc.
4.950%, 05/01/22	20,000	20,480
Willis North America, Inc.
7.000%, 09/29/19	15,000	17,684
Total Property & Casualty		84,166

Railroads-1.6%
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	30,000	35,353
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	12,119
CSX Corp.
7.375%, 02/01/19	30,000	38,800
Total Railroads		86,272

REITs-0.4%
Boston Properties LP
4.125%, 05/15/21	5,000	5,407
Duke Realty LP
6.750%, 03/15/20	5,000	6,045
Simon Property Group LP
2.150%, 09/15/17	10,000	10,211
Total REITs		21,663

Restaurants-0.2%
McDonald’s Corp.
2.625%, 01/15/22	10,000	10,500

Retailers-0.6%
AutoZone, Inc.
5.750%, 01/15/15	30,000	33,101

Supermarkets-0.1%
Safeway, Inc.
4.750%, 12/01/21	3,000	2,925

Supranational-1.0%
European Investment Bank
5.125%, 05/30/17	25,000	29,654
International Finance Corp.
3.000%, 04/22/14	25,000	26,131
Total Supranational		55,785

Technology-3.4%
Cisco Systems, Inc.
4.450%, 01/15/20	30,000	35,313
Hewlett-Packard Co.
0.867%, 05/30/14‡	15,000	14,892
3.300%, 12/09/16	10,000	10,421
Intel Corp.
3.300%, 10/01/21	25,000	27,335
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	34,537
Oracle Corp.
6.500%, 04/15/38	30,000	44,504
Xerox Corp.
1.286%, 05/16/14‡	15,000	14,951
Total Technology		181,953

Transportation Services-0.2%
Erac USA Finance LLC
5.625%, 03/15/42	10,000	10,733

Wireless-0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	21,451

Wirelines-1.9%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,273
5.800%, 02/15/19	30,000	37,282
Telecom Italia Capital SA
6.175%, 06/18/14	30,000	30,450
Verizon Communications, Inc.
6.350%, 04/01/19	20,000	25,486
Total Wirelines		103,491
Total Corporate Bonds (Cost $1,865,610)		1,991,264

U.S. Treasury Obligations-9.9%
U.S. Treasury Bond-9.0%
4.375%, 02/15/38	70,000	95,802
4.375%, 05/15/41	65,000	89,801
5.000%, 05/15/37	40,000	59,469
5.250%, 11/15/28	80,000	114,725
5.375%, 02/15/31	25,000	37,184
7.500%, 11/15/24	50,000	81,969
Total U.S. Treasury Bond		478,950

U.S. Treasury Note-0.9%
1.250%, 10/31/15	10,000	10,297
7.625%, 11/15/22	10,000	15,891

Issuer	Principal Amount ($)	Value ($)
9.000%, 11/15/18	15,000	22,550
Total U.S. Treasury Note		48,738
Total U.S. Treasury Obligations (Cost $459,480)		527,688

Asset Backed Securities - Non-Agency-4.4%
Ally Auto Receivables Trust
1.380%, 07/15/14	10,558	10,598
BMW Vehicle Owner Trust
0.760%, 08/25/15	25,000	25,088
Honda Auto Receivables Owner Trust
1.980%, 05/23/16	25,000	25,235
Hyundai Auto Receivables Trust
2.450%, 12/15/16	25,000	25,751
Mercedes-Benz Auto Receivables Trust
2.140%, 08/15/16	25,000	25,433
Nissan Auto Receivables Owner Trust
0.870%, 07/15/14	18,045	18,080
Small Business Administration Participation Certificates
3.920%, 10/01/29	40,001	44,171
Toyota Auto Receivables Owner Trust
0.750%, 02/16/16	12,000	12,055
0.980%, 10/15/14	25,000	25,074
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	25,000	25,727
Total Asset Backed Securities - Non-Agency (Cost $230,414)		237,212

Mortgage Backed Securities-2.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	25,000	28,042
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	25,000	28,260
Morgan Stanley Capital I
5.150%, 06/13/41	23,844	24,531
Morgan Stanley Dean Witter Capital I
4.920%, 03/12/35	19,361	19,609
Wachovia Bank Commercial Mortgage Trust
5.266%, 12/15/44‡	18,000	20,178
Total Mortgage Backed Securities (Cost $119,526)		120,620

Municipal Bonds-1.9%
California-0.5%
State of California
7.550%, 04/01/39	20,000	26,916

Illinois-1.0%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	39,712
State of Illinois
5.877%, 03/01/19	10,000	11,192
Total Illinois		50,904

Ohio-0.4%
Bowling Green State University
5.080%, 06/01/18	20,000	22,882
Total Municipal Bonds (Cost $86,868)		100,702

Foreign Government Obligations-0.4%
Brazilian Government International Bond
7.875%, 03/07/15	10,000	11,650
Mexico Government International Bond
5.875%, 01/15/14	10,000	10,655
Total Foreign Government Obligations (Cost $22,232)		22,305

	Shares
Short Term Investment-12.3%
Money Market Fund-12.3%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $656,258)	656,258	656,258
Total Investments-112.6% (Cost $5,730,210)		6,024,839
Liabilities in Excess of Other Assets-(12.6)%		(673,241)
Net Assets-100.0%		5,351,598

†	Represents average annualized seven-day yield as of July 31, 2012.
‡	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Valuation	Columbia Core Bond Strategy Fund
Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$2,368,790	$—	$2,368,790
Corporate Bonds*	—	1,991,264	—	1,991,264
U.S. Treasury Obligations**	527,688	—	—	527,688
Asset-Backed Securities - Non-Agency	—	237,212	—	237,212
Mortgage Backed Securities	—	120,620	—	120,620
Municipal Bonds***	—	100,702	—	100,702
Foreign Government Obligations	—	22,305	—	22,305
Money Market Fund	656,258	—	—	656,258

Total	$1,183,946	$4,840,893	$—	$6,024,839

The Fund’s net assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

*	Please refer to the investment portfolio above to view securities segregated by industry type.
**

Financial assets were transferred from Level 2 to Level 1 as a result of management’s reassessment of the relevant fair valuation accounting standard and not due to changes in the observable inputs to determine fair value or liquidity of the investment.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$507,141	$—	$—	$507,141

Transfers between Level 2 and Level 1 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

***	Please refer to the investment portfolio above to view securities segregated by state.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The cost basis of investments for Federal income tax purposes at July 31, 2012 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Columbia Concentrated Large Cap Value Strategy Fund	$3,066,315	$224,204	$(367,014)	$(142,810)
Columbia Growth Equity Strategy Fund	1,349,187	183,404	(37,780)	145,624
Columbia Large-Cap Growth Equity Strategy Fund	6,611,406	761,388	(296,588)	464,800
Columbia Intermediate Municipal Bond Strategy Fund	7,651,811	484,532	—	484,532
Columbia Core Bond Strategy Fund	5,732,127	294,771	(2,059)	292,712

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at   the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2012